SHARE-BASED COMPENSATION (Narrative) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended										1 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 08, 2011 Excercise price before adjustment [Member] USD ($)	Dec. 08, 2011 Option exercise price before adjustment [Member] USD ($)	Dec. 31, 2011 After Adjustment [Member] USD ($)	Dec. 31, 2011 After Adjustment [Member] CNY	Dec. 31, 2011 After Adjustment [Member] USD ($)	Dec. 31, 2011 After Adjustment [Member] CNY	Dec. 08, 2011 After Adjustment [Member] USD ($)
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Service vesting condition							3 years	4 years
Expected life in years							7 years	10 years
Exercise price									$ 1.20	$ 2.36					$ 0.93
Incremental share-based compensation expense											$ 322	2,030
Additional share-based compensation expense	1,796	11,187		11,457		10,300							85	535
Unrecognized share-based compensation costs			2,622	16,336							237	1,495	237	1,495
Unrecognized share-based compensation costs, recognition period	1 year 10 months 17 days	1 year 10 months 17 days
Aggregate intrinsic value of the equity awards exercised	50	311		2,125		52,222
Total fair value of the equity awards vested	$ 2,266	14,115		11,220		7,151
Weighted-average grant-date fair value of options granted	$ 0.40		$ 1.15		$ 0.39